Intangible Assets (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
- Amortization of Intangible Assets	$ 4,092,313	$ 2,548,542	$ 8,181,251	$ 4,977,454